UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22750

USFS Funds Trust
(Exact name of registrant as specified in charter)

11270 West Park Place
Suite 1025
Milwaukee, WI 53224
 (Address of principal executive offices) (Zip code)

Pennant Management, Inc.
(Name and address of agent for service)

11270 West Park Place, Suite 1025
Milwaukee, Wisconsin 53224
(877) 299-8737

Registrant's telephone number, including area code: (877) 299-8737

Date of fiscal year end: December 31, 2013

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

USFS Funds Limited Duration Government Fund
September 30, 2013 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†
49.1% U.S. Government Agency Mortgage-Backed Obligations
34.3% Small Business Administration (SBA)
6.1% Short-Term Investment
5.2% U.S. Government Agency Obligations
4.2% Certificates of Deposit
1.1% U.S. Treasury Obligations
† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 48.9%
	Face
Description	Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)
5.250%, 05/15/17	$100,303	$101,711
4.500%, 08/15/27	38,749	38,945
4.000%, 04/01/14	5,296	5,602
4.000%, 05/01/14	62,170	65,762
3.500%, 11/01/25	491,646	517,825
2.734%, 07/01/37 (A)	140,185	148,525
2.710%, 06/01/36 (A)	311,375	332,624
2.666%, 01/01/36 (A)	217,252	228,856
2.532%, 09/01/35 (A)	277,914	293,280
2.322%, 01/01/35 (A)	329,256	341,832
2.000%, 09/15/39	608,282	620,753
1.500%, 09/15/22	1,316,595	1,313,773
Federal National Mortgage Association (FNMA)
5.000%, 04/25/34	183,412	198,787
5.000%, 11/25/49	124,623	134,529
4.500%, 05/01/14	29,800	31,627
4.000%, 05/01/19	163,554	174,804
3.000%, 11/01/20	498,178	521,369
2.780%, 01/01/37 (A)	149,006	159,385
2.751%, 06/25/44 (A)	891,208	945,477
2.624%, 01/01/34 (A)	180,411	191,858
2.500%, 07/25/24	203,939	207,039
2.220%, 07/01/35 (A)	103,301	109,280
2.088%, 06/01/35 (A)	621,266	654,093
2.000%, 10/25/30	661,553	652,883
2.000%, 08/25/41	888,622	889,471
1.962%, 06/01/37 (A)	135,373	143,698
1.925%, 03/01/34 (A)	207,336	220,126
1.885%, 02/01/33 (A)	167,435	179,395
1.500%, 03/25/28	409,885	394,439
0.638%, 03/25/27 (A)	679,505	667,607
Government National Mortgage Association (GNMA)
4.500%, 06/16/37	575,417	626,857
4.500%, 06/20/39	369,556	407,073
4.000%, 06/20/33	523,207	558,309
4.000%, 11/16/38	595,252	632,472
4.000%, 12/20/38	532,757	558,605
4.000%, 05/16/39	191,859	200,240
4.000%, 08/20/39	346,923	369,292
4.000%, 10/20/39	356,648	375,372
4.000%, 11/16/39	824,305	867,191
3.250%, 11/20/39	176,604	179,620
3.000%, 11/20/38	577,706	609,781
3.000%, 09/16/39	241,364	248,922
2.500%, 12/16/25	1,132,766	1,156,963
2.500%, 06/20/38	549,527	555,894
2.500%, 08/20/39	629,982	629,758
2.000%, 05/20/40	766,800	728,980
1.250%, 08/20/27	196,094	191,840
National Credit Union Administration (NCUA)
1.840%, 10/07/20	296,451	297,008
1.600%, 10/29/20	646,003	651,417
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
(Cost $20,200,473)		20,330,949

SMALL BUSINESS ADMINISTRATION (SBA) - 34.2%
Small Business Administration Pass-Through Agency (SBA)
7.100%, 02/01/17	5,681	6,034
5.250%, 06/25/14 (A)	516	519
4.265%, 05/25/14 (A)	20,618	20,549
3.875%, 02/25/25 (A)	27,393	30,140
3.625%, 10/25/24 (A)	11,733	12,789
3.625%, 10/25/25 (A)	22,645	24,641
3.375%, 09/25/25 (A)	22,779	24,021
3.125%, 07/25/21 (A)	3,235	3,352
3.125%, 06/25/25 (A)	11,316	12,138
2.575%, 11/25/14 (A)	73,989	74,363
2.000%, 06/25/31 (A)	950,400	1,001,425
1.750%, 03/25/31 (A)	901,020	941,360
1.625%, 04/25/16 (A)	4,926	4,885
1.625%, 10/25/18 (A)	17,536	17,531
1.400%, 09/25/32 (A)	743,321	766,052
1.375%, 07/25/17 (A)	18,070	18,198
1.375%, 09/25/17 (A)	2,743	2,763
1.250%, 11/25/17 (A)	111,427	112,109
1.250%, 12/25/17 (A)	117,652	118,381
1.250%, 02/25/18 (A)	65,817	66,925
1.250%, 02/25/18 (A)	262,336	263,998
1.250%, 04/25/18 (A)	72,984	73,456
1.250%, 05/25/18 (A)	76,654	77,155
1.250%, 07/25/25 (A)	773,443	778,110
1.000%, 08/25/18 (A)	161,122	161,617
1.000%, 09/25/21 (A)	288,796	289,914
1.000%, 11/25/24 (A)	97,479	98,095
1.000%, 10/25/31 (A)	1,262,187	1,271,801
1.000%, 11/25/33 (A)	268,006	270,415
1.000%, 07/25/34 (A)	287,955	290,608
0.875%, 10/25/21 (A)	115,618	115,986
0.875%, 01/25/25 (A)	140,646	141,439
0.820%, 06/25/34 (A)	684,772	687,342
0.800%, 05/25/18 (A)	610,047	609,349
0.750%, 11/25/20 (A)	363,803	363,772
0.750%, 08/25/22 (A)	326,997	327,310
0.750%, 08/25/22 (A)	852,524	853,340
0.750%, 10/25/24 (A)	852,400	854,155
0.740%, 03/25/25 (A)	324,305	324,905
0.720%, 04/25/28 (A)	540,144	539,939
0.700%, 02/25/30 (A)	301,735	300,831
0.625%, 01/25/27 (A)	483,412	482,388
0.625%, 03/25/30 (A)	304,930	303,140
0.600%, 09/25/30 (A)	558,017	554,100
0.570%, 09/25/31 (A)	505,329	501,161
0.570%, 11/25/31 (A)	431,775	428,208
TOTAL SMALL BUSINESS ADMINISTRATION (SBA)
(Cost $14,101,916)		14,220,709

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.1%
Federal Home Loan Banks
1.000%, 09/27/18 (B)	500,000	500,648
Government National Mortgage Association (GNMA)
5.000%, 08/15/18	102,980	109,424
5.000%, 10/15/18	181,001	192,929
4.500%, 08/20/19	80,355	86,229
4.000%, 09/15/18	190,767	202,737
4.000%, 12/15/18	85,239	90,584
3.500%, 04/20/40 (A)	57,301	59,776
1.625%, 04/20/23 (A)	89,564	93,303
1.625%, 11/20/23 (A)	303,667	315,553
1.625%, 11/20/27 (A)	233,075	242,222
1.625%, 11/20/29 (A)	243,589	253,155
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,115,261)		2,146,560

U.S. TREASURY OBLIGATIONS - 1.1%
U.S. Treasury Bond
3.125%, 02/15/43	500,000	447,969
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $521,900)		447,969

CERTIFICATES OF DEPOSIT - 4.2%
Ally Bank, 1.100%, 08/17/15	248,000	249,191
BMW Bank of North America, 0.850%, 06/08/15	248,000	248,601
Discover Bank, 1.150%, 08/24/15	248,000	249,167
FirstBank Puerto Rico, 0.800%, 12/08/14	248,000	248,502
GE Capital Bank, 1.000%, 07/14/14	248,000	248,748
GE Capital Retail Bank, 1.000%, 07/14/14	248,000	248,747
Goldman Sachs Bank USA, 0.900%, 06/05/15	248,000	248,264
TOTAL CERTIFICATES OF DEPOSIT
(Cost $1,736,000)		1,741,220

SHORT-TERM INVESTMENT - 6.0%
Short Term Treasury Investment, 0.20% (C)
(Cost $2,512,553)	2,512,553	2,512,553

TOTAL INVESTMENTS - 99.5%
(Cost $41,188,103)		$41,399,960

Percentages are based on Net Assets of $41,595,999.

(A) Variable rate security - Rate disclosed is the rate in effect on September 30, 2013.
(B) Step Bond - The rate reflected on the Schedule of Investments is the effective yield on September 30, 2013. The coupon on a step bond changes on a specified date.
(C) The rate reported is the 7-day effective yield as of September 30, 2013.

USFS Funds Tactical Asset Allocation Fund
September 30, 2013 (Unaudited)

SECTOR WEIGHTINGS (Unaudited)†
27.9% Manufacturing
21.5% Exchange Traded Funds
17.3% Mining, Oil & Gas
15.3% Information
11.1% Finance & Insurance
4.3% Transportation
2.6% Short-Term Investment
† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCKS - 76.2%

Description	Shares	Value
Finance & Insurance - 11.2%
Aetna	10,108	$647,114
Federated Investors	23,020	625,223
JPMorgan Chase (C)	9,000	465,210
		1,737,547
Information - 15.4%
Automatic Data Processing	9,531	689,854
International Business Machines	3,445	637,945
Leidos	5,570	253,546
QUALCOMM (C)	10,437	703,037
SAIC	3,183	107,421
		2,391,803
Manufacturing - 28.0%
Air Products & Chemicals (C)	6,325	674,055
Caterpillar (C)	7,671	639,531
Coach	12,382	675,190
DuPont (C)	5,939	347,788
Lockheed Martin (C)	3,781	482,267
Lorillard	11,152	499,387
LyondellBasell	4,690	343,449
Northrop Grumman	7,350	700,162
		4,361,829
Mining, Oil & Gas - 17.3%
ConocoPhillips (C)	10,974	762,802
Energy Transfer Partners LP (B)	12,254	638,066
Newmont Mining (C)	22,911	643,799
Transocean	14,695	653,928
		2,698,595
Transportation - 4.3%
Union Pacific	4,335	673,399
TOTAL COMMON STOCKS (Cost $10,554,937)		11,863,173

EXCHANGE TRADED FUNDS - 21.6%
SPDR Dow Jones Industrial Average ETF Trust	657	99,200
SPDR S&P 500 ETF Trust (C)	19,400	3,261,140
TOTAL EXCHANGE TRADED FUNDS (Cost $3,213,391)		3,360,340

SHORT-TERM INVESTMENT - 2.6%
Short Term Treasury Investment, 0.20% (A)
(Cost $399,271)	399,271	399,271

TOTAL INVESTMENTS - 100.4%
(Cost $14,167,599)		$15,622,784

Written Options* – (0.5)%

Description	Contracts	Value
Air Products & Chemicals Call, Expires 10/19/2013,
Strike Price $110.00	(30)	$(3,600)
Caterpillar Call, Expires 10/19/2013,
Strike Price $85.00	(40)	(6,120)
ConocoPhillips Call, Expires 10/19/2013,
Strike Price $70.00	(40)	(2,840)
DuPont Call, Expires 10/19/2013,
Strike Price $57.50	(30)	(4,830)
JPMorgan Chase Call, Expires 10/19/2013,
Strike Price $50.00	(90)	(18,180)
Lockheed Martin Call, Expires 12/21/2013,
Strike Price $130.00	(20)	(6,200)
Newmont Mining Call, Expires 11/16/2013,
Strike Price $30.00	(100)	(9,000)
QUALCOMM Call, Expires 10/19/2013,
Strike Price $67.50	(50)	(6,300)
SPDR S&P 500 ETF Trust Call, Expires 10/19/2013,
Strike Price $167.00	(50)	(15,150)
SPDR S&P 500 ETF Trust Call, Expires 11/16/2013,
Strike Price $173.00	(50)	(5,900)
TOTAL WRITTEN OPTIONS
(Premiums Received $79,440)		$(78,120)

Percentages are based on Net Assets of $15,557,595.

* Non-income producing security.
(A) The rate reported is the 7-day effective yield as of September 30, 2013.
(B) Security considered a Master Limited Partnership. At September 30, 2013, this security amounted to $638,066 or 4.1% of Net Assets.
(C) Underlying security for a written option.
ETF – Exchange Traded Fund
LP – Limited Partnership
SPDR – Standard & Poor's Depositary Receipt

USFS Funds Trust
September 30, 2013 (Unaudited)

Security Valuation
In accordance with GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following is a summary of the inputs used as of September 30, 2013 when valuing the Fund’s investments:

USFS Funds Limited Duration Government Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

U.S. Government Agency Mortgage-Backed Obligations	$-	$20,330,949	$-	$20,330,949
Small Business Administration (SBA)	-	14,220,709	-	14,220,709
U.S. Government Agency Obligations	-	2,146,560	-	2,146,560
U.S. Treasury Obligations	-	447,969	-	447,969
Certificates of Deposit	-	1,741,220	-	1,741,220
Short-Term Investment	2,512,553	-	-	2,512,553
Total Investments in Securities	$2,512,553	$38,887,407	$-	$41,399,960

As of September 30, 2013, all of the investments held in the USFS Funds Tactical Asset Allocation Fund are Level 1. For details of investment classifications, reference the Schedules of Investments.

During the nine month period ended September 30, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities and there have been no transfers between Level 2 and Level 3 assets and liabilities. For the nine month period ended September 30, 2013, there were no Level 3 securities. For the nine month period ended September 30, 2013, there have been no significant changes to the Funds’ fair valuation methodologies.

Derivative Contracts
In accordance with the authoritative guidance under GAAP, the Funds disclose: a) how and why they use derivative instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect their financial position, financial performance and cash flows as follows:

USFS Funds Trust
September 30, 2013 (Unaudited)

The USFS Funds Tactical Asset Allocation Fund invests in financial options contracts that seek to protect a position within its portfolio through hedging techniques. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed in these schedules.

Values of Derivative Instruments as of September 30, 2013:

Liability Derivatives Options Written, at value
Equity Contracts – Options	$(78,120)
Total	$(78,120)

The written options held at September 30, 2013 are indicative of the contracts entered throughout the nine month period from January 1, 2013 to September 30, 2013.

Tax Footnote
At September 30, 2013, the cost of investment securities for tax purposes was as follows*:

	USFS Funds Limited Duration Government Fund	USFS Funds Tactical Asset Allocation Fund
Cost of investments	$41,188,103	$14,167,599

Gross unrealized appreciation	367,372	1,568,778
Gross unrealized depreciation	(155,515)	(113,593)
Net unrealized appreciation	$211,857	$1,455,185

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USFS Funds Trust

By (Signature and Title) /s/ Mark Elste
 Mark Elste, President and Chief Executive Officer

Date 10/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Elste
   Mark Elste, President and Chief Executive Officer

Date 10/28/2013

By (Signature and Title)* /s/ Walter Yurkanin
   Walter Yurkanin, Treasurer and Principal Financial Officer

Date 10/28/2013

* Print the name and title of each signing officer under his or her signature.